Revision of Prior Period Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Revision of Prior Period Financial Statements [Abstract]
Schedule of Statements of Financial Position	Revised Consolidated Statements of Financial Position
	As of December 31, 2022			As of December 31, 2021
	As reported	Adjustment	As revised	As reported	Adjustment	As revised
Deferred tax assets	71,065	7,480	78,545	105,712	7,954	113,666
Total Non-current assets	560,582	7,480	568,062	656,422	7,954	664,376
Total assets	5,760,302	7,480	5,767,782	5,114,677	7,954	5,122,631
Trade and other payables	1,969,741	44,002	2,013,743	1,723,030	46,784	1,769,814
Total Current Liabilities	3,470,821	44,002	3,514,823	4,218,480	46,784	4,265,264
Total Liabilities	4,782,131	44,002	4,826,133	5,142,506	46,784	5,189,290
Accumulated deficit	(270,015)	(36,522)	(306,537)	(1,029,335)	(38,830)	(1,068,165)
Equity (deficit) attributable to owners of the Company	978,847	(36,522)	942,325	(27,829)	(38,830)	(66,659)
Total equity (deficit)	978,171	(36,522)	941,649	(27,829)	(38,830)	(66,659)

Schedule of Statements of Profit or Loss and Other Comprehensive Income	Revised consolidated Statements of Profit or Loss and Other Comprehensive Income
	For the year ended December 31, 2022			For the year ended December 31, 2021
	As reported	Adjustment	As revised	As reported	Adjustment	As revised
Cost of revenue	(17,496,915)	46,784	(17,450,131)	(15,115,601)	(46,784)	(15,162,385)
Gross profit	2,525,614	46,784	2,572,398	2,345,172	(46,784)	2,298,388
Operating profit	1,186,076	46,784	1,232,860	564,544	(46,784)	517,760
Finance cost	(285,368)	(44,002)	(329,370)	(169,608)	-	(169,608)
Profit before tax	900,708	2,782	903,490	394,936	(46,784)	348,152
Income tax (expenses)/benefit	(141,676)	(474)	(142,150)	6,754	7,954	14,708
Profit for the year	759,032	2,308	761,340	401,690	(38,830)	362,860
Total comprehensive income for the year	785,963	2,308	788,271	391,751	(38,830)	352,921

Schedule of Statement of Changes in Equity	Revised Consolidated Statement of Changes in Equity
	Accumulated deficit	Total	Total Equity (Deficit)
	USD	USD	USD
As Reported
Balance at January 1, 2021	(708,280)	303,165	303,165
Profit for the year	401,690	401,690	401,690
Total comprehensive income for the year	401,690	391,751	391,751
Balance at December 31, 2021	(1,029,335)	(27,829)	(27,829)

Profit for the year	759,320	759,320	759,032
Total comprehensive income for the year	759,320	786,639	785,963
Balance at December 31, 2022	(270,015)	978,847	978,171

Adjustment
Balance at January 1, 2021	–	–	–
Loss for the year	(38,830)	(38,830)	(38,830)
Total comprehensive loss for the year	(38,830)	(38,830)	(38,830)
Balance at December 31, 2021	(38,830)	(38,830)	(38,830)

Profit for the year	2,308	2,308	2,308
Total comprehensive income for the year	2,308	2,308	2,308
Balance at December 31, 2022	(36,522)	(36,522)	(36,522)

As Revised
Balance at January 1, 2021	(708,280)	303,165	303,165
Profit for the year	362,860	362,860	362,860
Total comprehensive income for the year	362,860	352,921	352,921
Balance at December 31, 2021	(1,068,165)	(66,659)	(66,659)

Profit for the year	761,628	761,628	761,340
Total comprehensive income for the year	761,628	788,947	788,271
Balance at December 31, 2022	(306,537)	942,325	941,649

Schedule of Statements of Cash Flows	Revised Consolidated Statements of Cash Flows
	For the year ended December 31, 2022			For the year ended December 31, 2021
	As reported	Adjustment	As revised	As reported	Adjustment	As revised
Profit for the year	759,032	2,308	761,340	401,690	(38,830)	362,860
Finance Cost	285,368	44,002	329,370	169,608	-	169,608
Income tax expenses (benefit)	141,676	474	142,150	(6,754)	(7,954)	(14,708)
Trade and other payables	(42,985)	(46,784)	(89,769)	1,077,786	46,784	1,124,570
Net cash provided by operating activities	935,273	-	935,273	424,079	-	424,079